JSD
Nuveen Short Duration Credit Opportunities Fund
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 154.1% (96.8% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 136.0% (85.5% of Total Investments) (2)
	Aerospace & Defense – 1.8% (1.2% of Total Investments)
$360	MacDonald, Dettwiler and Associates, Ltd., Term Loan B	2.900%	1-Month LIBOR	2.750%	10/05/24	B	$347,507
211	Standard Aero, Term Loan B1	3.720%	3-Month LIBOR	3.500%	4/08/26	B-	189,540
113	Standard Aero, Term Loan B2	3.720%	3-Month LIBOR	3.500%	4/08/26	B-	101,903
1,840	Transdigm, Inc., Term Loan F	2.398%	1-Month LIBOR	2.250%	12/09/25	Ba3	1,735,792
249	Transdigm, Inc., Term Loan G	2.398%	1-Month LIBOR	2.250%	8/22/24	Ba3	235,322
2,773	Total Aerospace & Defense						2,610,064
	Air Freight & Logistics – 0.6% (0.4% of Total Investments)
86	PAE Holding Corp, Delayed Draw, (WI/DD)	TBD	TBD	TBD	TBD	B	84,944
722	XPO Logistics, Inc., Term Loan B	2.148%	1-Month LIBOR	2.000%	2/24/25	BBB-	709,533
808	Total Air Freight & Logistics						794,477
	Airlines – 1.7% (1.1% of Total Investments)
407	American Airlines, Inc., Term Loan B	2.145%	1-Month LIBOR	2.000%	4/28/23	Ba3	339,945
778	American Airlines, Inc., Term Loan B	1.906%	1-Month LIBOR	1.750%	1/29/27	Ba3	586,018
183	American Airlines, Inc., Term Loan B	2.148%	1-Month LIBOR	2.000%	12/14/23	Ba3	153,209
700	Delta Air Lines SkyMiles, Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	698,687
742	WestJet Airlines, Term Loan	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	656,689
2,810	Total Airlines						2,434,548
	Auto Components – 2.0% (1.2% of Total Investments)
99	Adient Global Holdings, Initial Term Loan	4.421%	3-Month LIBOR	4.250%	5/06/24	Ba3	98,302
832	DexKo Global, Inc., Term Loan B	4.500%	1-Month LIBOR	3.500%	7/24/24	B1	814,515
972	Johnson Controls Inc., Term Loan B	3.648%	1-Month LIBOR	3.500%	4/30/26	B1	946,867
500	Les Schwab Tire Centers, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	496,250
449	Superior Industries International, Inc., Term Loan B	4.148%	1-Month LIBOR	3.500%	5/23/24	B1	427,743
2,852	Total Auto Components						2,783,677
	Banks – 0.1% (0.0% of Total Investments)
91	iQor US, Inc., DIP Term Loan, (5)	11.000%	3-Month LIBOR	10.000%	4/01/22	N/R	85,636
	Beverages – 0.4% (0.2% of Total Investments)
533	Jacobs Douwe Egberts, Term Loan B	2.188%	1-Month LIBOR	2.000%	11/01/25	BB+	532,119

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Biotechnology – 0.6% (0.4% of Total Investments)
$910	Grifols, Inc., Term Loan B, First Lien	2.094%	1-Week LIBOR	2.000%	11/15/27	Ba2	$888,926
	Building Products – 1.0% (0.6% of Total Investments)
319	Ply Gem Industries, Inc., Term Loan B	3.895%	1-Month LIBOR	3.750%	4/12/25	B+	313,720
1,135	Quikrete Holdings, Inc., Term Loan B	2.645%	1-Month LIBOR	2.500%	1/31/27	BB-	1,115,555
1,454	Total Building Products						1,429,275
	Capital Markets – 2.2% (1.4% of Total Investments)
178	RPI Finance Trust, Term Loan B1	1.898%	1-Month LIBOR	1.750%	2/11/27	BBB-	177,843
2,408	Sequa Mezzanine Holdings LLC, Extended Term Loan, (cash 6.750%, PIK 1.000%)	7.750%	3-Month LIBOR	6.750%	7/31/23	B-	2,284,567
782	Sequa Mezzanine Holdings LLC, Second Lien Term Loan	5.875%	3-Month LIBOR	4.875%	7/31/24	CCC-	625,439
3,368	Total Capital Markets						3,087,849
	Chemicals – 0.7% (0.4% of Total Investments)
416	Ineos US Finance LLC, Term Loan	2.148%	1-Month LIBOR	2.000%	3/31/24	BBB-	405,083
250	Lummus Technology, Term Loan	4.148%	1-Month LIBOR	4.000%	6/30/27	B+	246,386
319	PQ Corporation, Incremental Term Loan B	4.000%	3-Month LIBOR	3.000%	2/07/27	BB-	317,245
985	Total Chemicals						968,714
	Commercial Services & Supplies – 4.9% (3.1% of Total Investments)
250	Amentum Government Services Holdings LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	N/R	245,312
359	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.250%	3-Month LIBOR	4.250%	6/21/24	B-	335,740
2,878	Formula One Group, Term Loan B	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	2,774,739
289	Garda World Security Corp, Term Loan B, First Lien	4.900%	1-Month LIBOR	4.750%	10/30/26	BB+	288,171
954	GFL Environmental, Term Loan	4.000%	3-Month LIBOR	3.000%	5/31/25	BB-	946,967
132	Harland Clarke Holdings Corporation, Term Loan B7	5.750%	3-Month LIBOR	4.750%	11/03/23	CCC+	104,110
778	iQor US, Inc., Term Loan, First Lien, (5)	0.000%	N/A	N/A	4/01/21	D	506,574
167	iQor US, Inc., Term Loan, Second Lien, (5)	0.000%	N/A	N/A	4/01/22	D	6,667
277	KAR Auction Services, Inc., Term Loan B6	2.438%	1-Month LIBOR	2.250%	9/19/26	Ba3	266,962
423	PAE Holding Corp, New Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	419,055
68	Pitney Bowes Inc., Term Loan B	5.645%	1-Month LIBOR	5.500%	1/07/25	BBB-	67,248
425	Robertshaw US Holding Corp., Initial Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	2/28/25	B3	392,258
109	Sabert Corporation, Initial Term Loan	5.500%	1-Month LIBOR	4.500%	12/10/26	B	107,537
170	Travelport LLC, Priority Debt Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	161,015

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$326	West Corporation, Incremental Term Loan B1	4.500%	1-Month LIBOR	3.500%	10/10/24	BB+	$304,042
7,605	Total Commercial Services & Supplies						6,926,397
	Communications Equipment – 1.7% (1.1% of Total Investments)
137	Avaya, Inc., Term Loan B	4.398%	1-Month LIBOR	4.250%	12/15/24	BB-	134,567
863	CommScope, Inc., Term Loan B	3.398%	1-Month LIBOR	3.250%	4/04/26	Ba3	836,269
663	Mitel US Holdings, Inc., Term Loan, First Lien	4.648%	1-Month LIBOR	4.500%	11/30/25	B-	546,901
563	Plantronics, Term Loan B	2.647%	1-Month LIBOR	2.500%	7/02/25	Ba2	540,073
378	Riverbed Technology, Inc., Term Loan B, First Lien	4.250%	3-Month LIBOR	3.250%	4/24/22	B2	340,416
67	Univision Communications, Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	64,796
2,671	Total Communications Equipment						2,463,022
	Construction & Engineering – 0.9% (0.6% of Total Investments)
158	Pike Corp, Term Loan B	3.285%	1-Month LIBOR	3.000%	7/24/26	BB-	156,263
1,254	Traverse Midstream Partners, Term Loan B	6.500%	1-Month LIBOR	5.500%	9/27/24	B	1,161,822
1,412	Total Construction & Engineering						1,318,085
	Consumer Finance – 0.5% (0.3% of Total Investments)
728	Verscend Technologies, Tern Loan B	4.648%	1-Month LIBOR	4.500%	8/27/25	B+	716,537
	Containers & Packaging – 1.6% (1.0% of Total Investments)
339	Berry Global, Inc., Term Loan W	2.147%	1-Month LIBOR	2.000%	10/01/22	BBB-	335,679
741	Berry Global, Inc., Term Loan Y	2.147%	1-Month LIBOR	2.000%	7/01/26	BBB-	718,136
795	Reynolds Group Holdings, Inc., Term Loan, First Lien	1.898%	1-Month LIBOR	1.750%	2/04/27	BB+	781,149
450	Reynolds Group Holdings, Inc., Term Loan, First Lien	3.398%	1-Month LIBOR	3.250%	2/16/26	B+	440,156
2,325	Total Containers & Packaging						2,275,120
	Distributors – 0.5% (0.3% of Total Investments)
209	Insurance Auto Actions Inc., Term Loan	2.438%	1-Month LIBOR	2.250%	6/28/26	BB+	204,067
572	SRS Distribution, Inc., Term Loan B	3.148%	1-Month LIBOR	3.000%	5/24/25	B	555,786
781	Total Distributors						759,853
	Diversified Consumer Services – 1.6% (1.0% of Total Investments)
1,254	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	3-Month LIBOR	4.250%	6/07/23	B-	1,126,057
1,166	Refinitiv, Term Loan B	3.398%	1-Month LIBOR	3.250%	10/01/25	BB+	1,150,688
2,420	Total Diversified Consumer Services						2,276,745
	Diversified Financial Services – 1.7% (1.1% of Total Investments)
420	Blackstone CQP, Term Loan	3.725%	3-Month LIBOR	3.500%	9/30/24	B+	411,399

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Financial Services (continued)
$990	Ditech Holding Corporation., Term Loan B, First Lien, (5)	0.000%	N/A	N/A	6/30/22	N/R	$298,287
871	Inmarsat Finance, Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	12/12/26	B+	854,301
335	Lions Gate Entertainment Corp., Term Loan B	2.398%	1-Month LIBOR	2.250%	3/24/25	Ba2	324,377
220	Orion Advisor Solutions, Term Loan, First Lien	5.000%	3-Month LIBOR	4.000%	9/24/27	BB-	217,319
369	Sotheby's, Term Loan B	6.500%	1-Month LIBOR	5.500%	1/15/27	B+	367,580
3,205	Total Diversified Financial Services						2,473,263
	Diversified Telecommunication Services – 6.3% (3.9% of Total Investments)
378	Altice France S.A., Term Loan B12	3.836%	1-Month LIBOR	3.688%	1/31/26	B	367,456
3,292	CenturyLink, Inc, Term Loan B	2.398%	1-Month LIBOR	2.250%	3/15/27	BB+	3,175,383
3,407	Frontier Communications Corporation, Term Loan B, (5)	6.000%	Prime	2.750%	6/15/24	N/R	3,358,316
195	Intelsat Jackson Holdings, S.A., Term Loan B4, (5)	8.750%	Prime	5.500%	1/02/24	N/R	196,689
312	Intelsat Jackson Holdings, S.A., Term Loan B5, (5)	8.625%	N/A	N/A	1/02/24	N/R	314,832
1,365	Numericable Group S.A., Term Loan B13	4.237%	3-Month LIBOR	4.000%	8/14/26	B	1,330,232
109	Zayo Group LLC, Initial Dollar Term Loan	3.148%	1-Month LIBOR	3.000%	3/09/27	B1	105,692
9,058	Total Diversified Telecommunication Services						8,848,600
	Electric Utilities – 0.8% (0.5% of Total Investments)
316	ExGen Renewables, Term Loan	4.000%	3-Month LIBOR	3.000%	11/28/24	BB-	314,410
249	Pacific Gas & Electric, Term Loan, First Lien	5.500%	3-Month LIBOR	4.500%	6/23/25	BB	247,318
572	Vistra Operations Co., Term Loan B3	1.895%	1-Month LIBOR	1.750%	12/31/25	Baa3	560,639
1,137	Total Electric Utilities						1,122,367
	Electrical Equipment – 0.8% (0.5% of Total Investments)
723	Avolon LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/10/27	Baa2	692,606
497	Vertiv Co.,Term Loan B	3.148%	1-Month LIBOR	3.000%	3/02/27	B+	490,286
1,220	Total Electrical Equipment						1,182,892
	Electronic Equipment, Instruments & Components – 0.3% (0.2% of Total Investments)
405	TTM Technologies, Inc., Term Loan B	2.649%	1-Month LIBOR	2.500%	9/28/24	BB+	398,869
	Entertainment – 0.5% (0.3% of Total Investments)
239	AMC Entertainment, Inc., Term Loan B	3.220%	3-Month LIBOR	3.000%	4/22/26	CCC	135,631
116	Cineworld Group PLC, Second Amendment Dollar, Term Loan	3.019%	6-Month LIBOR	2.750%	9/20/26	CCC	64,939
500	Springer SBM Two GmbH, Term Loan B16	4.500%	1-Month LIBOR	3.500%	8/14/24	B2	497,621
855	Total Entertainment						698,191

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Equity Real Estate Investment Trust – 0.7% (0.4% of Total Investments)
$77	Gardner Denver, Inc., New Term Loan B	2.898%	1-Month LIBOR	2.750%	1/31/27	BB+	$76,569
934	Realogy Group LLC, Term Loan A	2.398%	1-Month LIBOR	2.250%	2/08/23	BB-	907,172
1,011	Total Equity Real Estate Investment Trust						983,741
	Financials – 0.1% (0.1% of Total Investments)
105	Red Ventures, Term Loan B	2.648%	1-Month LIBOR	2.500%	11/08/24	BB	100,882
	Food & Staples Retailing – 1.7% (1.1% of Total Investments)
481	BellRing Brands, Term Loan, First Lien	6.000%	1-Month LIBOR	5.000%	10/21/24	B+	483,837
81	BJ's Wholesale Club, Inc., Term Loan, First Lien	2.145%	1-Month LIBOR	2.000%	2/03/24	BB	79,197
1,979	US Foods, Inc., New Term Loan	1.898%	1-Month LIBOR	1.750%	6/27/23	BB-	1,898,855
2,541	Total Food & Staples Retailing						2,461,889
	Food Products – 0.5% (0.3% of Total Investments)
557	American Seafoods Group LLC, Term Loan B	3.750%	3-Month LIBOR	2.750%	8/21/23	BB-	554,361
150	Froneri Lux FinCo SARL, Term Loan, First Lien	2.395%	1-Month LIBOR	2.250%	1/31/27	B1	144,551
707	Total Food Products						698,912
	Health Care Equipment & Supplies – 1.3% (0.8% of Total Investments)
545	Greatbatch Ltd., New Term Loan B	3.500%	1-Month LIBOR	2.500%	10/27/22	B+	540,780
283	LifeScan, Term Loan B, (DD1)	6.234%	3-Month LIBOR	6.000%	10/01/24	B	266,797
534	MedPlast, Term Loan, First Lien	3.898%	1-Month LIBOR	3.750%	7/02/25	B3	493,208
713	Vyaire Medical, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/30/25	B3	533,474
2,075	Total Health Care Equipment & Supplies						1,834,259
	Health Care Providers & Services – 12.1% (7.6% of Total Investments)
1,000	Air Medical, Term Loan B	5.750%	3-Month LIBOR	4.750%	10/02/25	B	971,875
238	Air Methods, Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	4/21/24	B	204,876
483	Ardent Health, Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	6/28/25	B1	482,074
931	Brightspring Health, Term Loan B	3.397%	1-Month LIBOR	3.250%	3/05/26	N/R	902,773
493	Catalent Pharma Solutions, Inc., Dollar Term Loan B2	3.250%	1-Month LIBOR	2.250%	5/17/26	BBB-	491,372
292	Civitas Solutions, Term Loan B	4.400%	1-Month LIBOR	4.250%	3/08/26	B	287,467
13	Civitas Solutions, Term Loan C	4.400%	1-Month LIBOR	4.250%	3/08/26	B	13,122
200	DaVita, Inc., Term Loan B	1.898%	1-Month LIBOR	1.750%	8/12/26	BBB-	196,232
914	Envision Healthcare Corporation, Initial Term Loan	3.898%	1-Month LIBOR	3.750%	10/10/25	Caa1	656,495
67	HCA, Inc., Term Loan B13	1.898%	1-Month LIBOR	1.750%	3/18/26	BBB-	66,762
464	Heartland Dental Care, Inc., Term Loan, First Lien	3.648%	1-Month LIBOR	3.500%	4/30/25	B3	426,923
481	InnovaCare, Initial Term Loan	6.750%	3-Month LIBOR	5.750%	11/06/26	B+	482,155
562	Jordan Health, Initial Term Loan, First Lien	5.270%	3-Month LIBOR	5.000%	5/15/25	Caa1	482,559

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$1,492	Kindred at Home Hospice, Term Loan B, First Lien	3.438%	1-Month LIBOR	3.250%	7/02/25	B1	$1,464,144
1,971	Lifepoint Health, Inc., New Term Loan B	3.898%	1-Month LIBOR	3.750%	11/16/25	B1	1,916,739
4,017	Pharmaceutical Product Development, Inc., Term Loan B	3.500%	1-Month LIBOR	2.500%	8/18/22	Ba2	3,994,552
103	Quorum Health Corp, Term Loan, (5)	9.250%	3-Month LIBOR	8.250%	4/29/22	N/R	96,018
1,955	Select Medical Corporation, Term Loan B	2.780%	3-Month LIBOR	2.500%	3/06/25	Ba2	1,912,802
1,258	Surgery Center Holdings Inc., Initial Term Loan	4.250%	1-Month LIBOR	3.250%	9/03/24	B2	1,196,184
1,130	Team Health, Inc., Initial Term Loan	3.750%	1-Month LIBOR	2.750%	2/06/24	B	925,690
18,064	Total Health Care Providers & Services						17,170,814
	Health Care Technology – 2.9% (1.8% of Total Investments)
1,261	Emdeon, Inc., Term Loan	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	1,233,398
1,402	Onex Carestream Finance LP, New Extended Term Loan, First Lien	7.750%	3-Month LIBOR	6.750%	5/05/23	N/R	1,356,716
879	Onex Carestream Finance LP, New Extended Term Loan, Second Lien, (cash 6.750%, PIK 8.000%)	6.750%	3-Month LIBOR	4.500%	8/05/23	CCC+	663,599
844	Zelis, Term Loan B	4.898%	1-Month LIBOR	4.750%	9/30/26	B	839,711
4,386	Total Health Care Technology						4,093,424
	Hotels, Restaurants & Leisure – 13.5% (8.5% of Total Investments)
593	24 Hour Fitness Worldwide, Inc., DIP Term Loan, (5)	11.000%	3-Month LIBOR	10.000%	6/15/21	N/R	464,143
716	24 Hour Fitness Worldwide, Inc., Term Loan B, (5)	0.000%	N/A	N/A	5/31/25	D	16,478
217	Boyd Gaming Corporation, Refinancing Term Loan B	2.344%	1-Week LIBOR	2.250%	9/15/23	BB-	211,808
2,159	Burger King Corporation, Term Loan B4	1.898%	1-Month LIBOR	1.750%	11/19/26	BB+	2,076,484
375	Caesars Resort Collection, Term Loan	4.649%	3-Month LIBOR	4.500%	7/20/25	B+	364,103
3,844	Caesars Resort Collection, Term Loan, First Lien	2.898%	1-Month LIBOR	2.750%	12/22/24	B+	3,615,119
274	Carnival Corp, Term Loan B	8.500%	1-Month LIBOR	7.500%	6/30/25	BB+	277,467
1,097	CCM Merger, Inc., Term Loan B	4.500%	Prime	1.250%	8/09/21	BB	1,092,205
1,600	CityCenter Holdings LLC, Term Loan B	3.000%	1-Month LIBOR	2.250%	4/18/24	B+	1,509,742
1,073	ClubCorp Operations, Inc., Term Loan B	2.970%	3-Month LIBOR	2.750%	9/18/24	B-	907,822
1,443	Equinox Holdings, Inc., Term Loan B1	4.000%	3-Month LIBOR	3.000%	3/08/24	Caa1	1,061,108
378	Golden Nugget LLC, Initial Term Loan B	3.250%	1-Month LIBOR	2.500%	10/04/23	B	334,865
127	Hilton Hotels, Term Loan B2	1.899%	1-Month LIBOR	1.750%	6/21/26	BBB-	121,057
856	Life Time Fitness, Inc., Term Loan B	3.750%	3-Month LIBOR	2.750%	6/10/22	B	793,300
439	PCI Gaming, Term Loan, First Lien	2.648%	1-Month LIBOR	2.500%	5/31/26	BBB-	425,412
982	Penn National Gaming, Inc., Term Loan B	3.000%	1-Month LIBOR	2.250%	10/15/25	BB-	951,094

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$2,239	Scientific Games Corp., Initial Term Loan B5	2.898%	1-Month LIBOR	2.750%	8/14/24	B+	$2,088,983
236	Seaworld Parks and Entertainment, Inc., Term Loan B5	3.750%	1-Month LIBOR	3.000%	3/31/24	B2	221,336
1,184	Stars Group Holdings, Term Loan B	3.720%	3-Month LIBOR	3.500%	7/10/25	BBB-	1,184,913
1,465	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB-	1,408,554
21,297	Total Hotels, Restaurants & Leisure						19,125,993
	Household Durables – 0.5% (0.3% of Total Investments)
240	Apex Tool Group LLC, Third Amendment Term Loan	6.500%	1-Month LIBOR	5.250%	8/21/24	B3	228,199
48	Serta Simmons Holdings LLC, First Out Term Loan	8.305%	1-Month LIBOR	7.500%	6/01/27	N/R	47,711
217	Serta Simmons Holdings LLC, Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	6/01/27	N/R	186,269
175	Weber-Stephen Products LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	173,579
680	Total Household Durables						635,758
	Household Products – 0.7% (0.4% of Total Investments)
579	KIK Custom Products Inc., Term Loan B2	5.000%	3-Month LIBOR	4.000%	5/15/23	B1	574,756
367	Reynolds Group Holdings, Inc., Term Loan, First Lien	2.898%	Prime	1.750%	2/05/23	B+	361,266
946	Total Household Products						936,022
	Industrial Conglomerates – 0.5% (0.3% of Total Investments)
731	Education Adisory Board, Term Loan, First Lien	4.750%	6-Month LIBOR	3.750%	9/29/24	B2	711,141
	Insurance – 1.4% (0.9% of Total Investments)
882	Acrisure LLC, Term Loan B	3.648%	1-Month LIBOR	3.500%	2/15/27	B	852,504
991	Hub International Holdings, Inc., Term Loan B	3.215%	3-Month LIBOR	3.000%	4/25/25	B	955,134
175	Ryan Specialty Group LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	9/01/27	B1	174,016
2,048	Total Insurance						1,981,654
	Interactive Media & Services – 2.6% (1.6% of Total Investments)
2,745	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien	4.000%	3-Month LIBOR	3.000%	11/03/23	B+	2,690,167
983	WeddingWire, Inc., Term Loan	4.713%	2-Month LIBOR	4.500%	12/21/25	B+	926,006
3,728	Total Interactive Media & Services						3,616,173
	Internet & Direct Marketing Retail – 0.5% (0.3% of Total Investments)
750	1-800 Contacts, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	742,654

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Internet Software & Services – 3.8% (2.4% of Total Investments)
$960	Ancestry.com, Inc., Term Loan, First Lien	4.750%	1-Month LIBOR	3.750%	10/19/23	B	$960,138
415	Blue Yonder, Term Loan B	4.000%	1-Month LIBOR	3.000%	1/30/26	B-	407,794
328	Dynatrace LLC, Term Loan, First Lien	2.398%	1-Month LIBOR	2.250%	8/23/25	BB-	322,982
548	Ellucian, Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	10/07/27	B	539,865
1,388	Epicor Software Corporation, Term Loan, First Lien	5.250%	1-Month LIBOR	4.250%	7/31/27	B2	1,384,547
1,714	Greeneden U.S. Holdings II LLC, Term Loan B	3.398%	1-Month LIBOR	3.250%	10/08/27	B-	1,690,561
5,353	Total Internet Software & Services						5,305,887
	IT Services – 4.6% (2.9% of Total Investments)
387	DTI Holdings, Inc., Replacement Term Loan B1	5.750%	3-Month LIBOR	4.750%	9/30/23	CCC+	343,783
390	GTT Communications, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B3	335,687
485	KBR, Inc., New Term Loan B	2.898%	1-Month LIBOR	2.750%	2/07/27	Ba1	480,212
210	Neustar, Inc., Term Loan B4, First Lien	4.500%	1-Month LIBOR	3.500%	8/08/24	B+	198,232
1,244	Sabre, Inc., Term Loan B	2.750%	1-Month LIBOR	2.000%	2/22/24	Ba3	1,177,393
1,500	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	10.000%	3-Month LIBOR	9.000%	3/11/24	CCC-	827,580
1,475	Syniverse Holdings, Inc., Term Loan C	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	1,157,497
1,457	West Corporation, Term Loan B	5.000%	1-Month LIBOR	4.000%	10/10/24	BB-	1,360,850
718	WEX, Inc., Term Loan B3	2.398%	1-Month LIBOR	2.250%	5/17/26	Ba2	695,085
7,866	Total IT Services						6,576,319
	Life Sciences Tools & Services – 1.0% (0.6% of Total Investments)
1,464	Parexel International Corp., Term Loan B	2.898%	1-Month LIBOR	2.750%	9/27/24	B2	1,406,985
	Machinery – 2.0% (1.3% of Total Investments)
750	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	744,844
690	Gardner Denver, Inc., Extended Term Loan B	1.898%	1-Month LIBOR	1.750%	2/28/27	Ba2	668,559
614	Gates Global LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	4/01/24	B1	603,512
22	NN, Inc., Extended 2017 Incremental Term Loan	5.898%	1-Month LIBOR	5.750%	10/19/22	B+	21,521
46	NN, Inc., Term Loan	6.500%	1-Month LIBOR	5.750%	10/19/22	B+	46,259
750	Thyssenkrupp Elevator, Term Loan B	4.570%	6-Month LIBOR	4.250%	7/31/27	B1	740,160
2,872	Total Machinery						2,824,855
	Marine – 0.3% (0.2% of Total Investments)
965	Harvey Gulf International Marine, Inc., Exit Term Loan	7.005%	3-Month LIBOR	5.000%	7/02/23	B-	470,609

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media – 15.4% (9.7% of Total Investments)
$270	Affinion Group Holdings, Inc., Consenting Term Loan, (cash 1.232%, PIK 1.750%)	2.982%	3-Month LIBOR	1.750%	4/10/24	N/R	$178,292
68	Catalina Marketing Corporation, First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	42,839
104	Catalina Marketing Corporation, Last Out Term Loan, (cash 5.750%, PIK 9.500%)	5.750%	1-Month LIBOR	4.750%	8/15/23	N/R	16,889
103	CBS Radio, Inc., Term Loan B2	2.652%	1-Month LIBOR	2.500%	11/17/24	BB-	99,665
219	Cequel Communications LLC, Term Loan B	2.398%	1-Month LIBOR	2.250%	1/15/26	BB	212,550
968	Cineworld Group PLC, Term Loan B	2.769%	6-Month LIBOR	2.500%	2/28/25	CCC	548,760
2,278	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.714%	3-Month LIBOR	3.500%	8/21/26	B1	2,083,097
717	CSC Holdings LLC, Refinancing Term Loan	2.398%	1-Month LIBOR	2.250%	7/17/25	BB	694,578
837	CSC Holdings, LLC, Term Loan B5	2.648%	1-Month LIBOR	2.500%	4/15/27	Ba3	812,703
149	Cumulus Media, Inc., Term Loan B	4.750%	3-Month LIBOR	3.750%	3/31/26	B	142,048
493	EW Scripps, Term Loan B2	2.648%	1-Month LIBOR	2.500%	5/01/26	BB+	476,981
415	Gray Television, Inc., Term Loan B2	2.399%	1-Month LIBOR	2.250%	2/07/24	BB+	405,564
241	Houghton Mifflin Harcourt, Term Loan	7.250%	1-Month LIBOR	6.250%	11/22/24	B	225,285
1,447	iHeartCommunications Inc., Term Loan B	3.148%	1-Month LIBOR	3.000%	5/01/26	B+	1,362,266
677	IMG Worldwide, Inc., Term Loan B	2.900%	1-Month LIBOR	2.750%	5/16/25	B3	580,972
868	Intelsat Jackson Holdings, S.A., DIP Term Loan, (5), (6)	5.050%	3-Month LIBOR	5.500%	7/13/21	N/R	884,853
2,437	Intelsat Jackson Holdings, S.A., Term Loan B, (DD1), (5)	8.000%	Prime	4.750%	11/27/23	N/R	2,456,232
402	LCPR Loan Financing LLC, Term Loan B	5.148%	1-Month LIBOR	5.000%	10/15/26	BB-	402,586
2,659	McGraw-Hill Education Holdings LLC, Term Loan B	5.000%	1-Week LIBOR	4.000%	5/04/22	BB+	2,413,258
199	Meredith Corporation, Incremental Term Loan B	5.250%	1-Month LIBOR	4.250%	1/31/25	BB-	196,175
939	Meredith Corporation, Term Loan B2	2.648%	1-Month LIBOR	2.500%	1/31/25	BB-	910,721
883	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	2.645%	1-Month LIBOR	2.500%	7/03/25	BB-	848,524
400	Metro-Goldwyn-Mayer, Inc., Term Loan, Second Lien	5.500%	1-Month LIBOR	4.500%	7/06/26	B3	391,000
576	Nexstar Broadcasting, Inc., Term Loan B	2.899%	1-Month LIBOR	2.750%	9/19/26	BB	563,118
987	Nexstar Broadcasting, Inc., Term Loan B3	2.402%	1-Month LIBOR	2.250%	1/17/24	BB	963,078
616	Sinclair Television Group, Term Loan B2	2.400%	1-Month LIBOR	2.250%	1/03/24	BB+	598,577
346	Sinclair Television Group, Term Loan B2	2.650%	1-Month LIBOR	2.500%	9/30/26	BB+	337,115
745	Virgin Media Bristol LLC, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	731,963
1,221	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	1,200,292

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$1,097	Ziggo B.V., Term Loan	2.648%	1-Month LIBOR	2.500%	4/30/28	BB	$1,055,348
23,361	Total Media						21,835,329
	Multiline Retail – 0.8% (0.5% of Total Investments)
1,409	Belk, Inc., Term Loan, First Lien	7.750%	3-Month LIBOR	6.750%	7/31/25	Caa1	491,354
609	EG America LLC, Term Loan, First Lien	4.220%	3-Month LIBOR	4.000%	2/05/25	B-	586,628
2,018	Total Multiline Retail						1,077,982
	Oil, Gas & Consumable Fuels – 3.6% (2.3% of Total Investments)
721	BCP Renaissance Parent, Term Loan B	4.500%	2-Month LIBOR	3.500%	11/01/24	B+	664,757
846	Buckeye Partners, Term Loan, First Lien	2.897%	1-Month LIBOR	2.750%	11/01/26	BBB-	832,159
1,253	California Resources Corporation, DIP Term Loan, (5)	10.000%	1-Month LIBOR	9.000%	1/15/21	Ba1	1,240,702
328	California Resources Corporation, Term Loan, (5)	0.000%	N/A	N/A	12/31/21	N/R	8,403
1,906	California Resources Corporation, Term Loan B, (5)	0.000%	N/A	N/A	12/31/22	N/R	715,150
443	Fieldwood Energy LLC, DIP Term Loan, (5), (6)	9.750%	1-Month LIBOR	8.750%	8/05/21	N/R	445,134
3,112	Fieldwood Energy LLC, Exit Term Loan, (DD1), (5)	0.000%	N/A	N/A	4/11/22	N/R	684,687
1,811	Fieldwood Energy LLC, Exit Term Loan, Second Lien, (5)	0.000%	N/A	N/A	4/11/23	N/R	2,771
593	Gulf Finance, LLC, Term Loan B	6.250%	1-Month LIBOR	5.250%	8/25/23	CCC+	422,921
265	Peabody Energy Corporation, Term Loan B	2.898%	1-Month LIBOR	2.750%	3/31/25	B3	85,275
11,278	Total Oil, Gas & Consumable Fuels						5,101,959
	Paper & Forest Products – 0.5% (0.3% of Total Investments)
710	Asplundh, Term Loan B	2.640%	1-Month LIBOR	2.500%	9/07/27	N/R	709,262
	Personal Products – 1.2% (0.8% of Total Investments)
517	Coty, Inc., Term Loan A	1.890%	1-Month LIBOR	1.750%	4/05/23	B	472,722
131	Coty, Inc., Term Loan B	2.390%	1-Month LIBOR	2.250%	4/05/25	B	115,309
2,174	Revlon Consumer Products Corporation, Term Loan B, First Lien, (DD1), (7)	4.250%	3-Month LIBOR	3.500%	9/07/23	C	1,145,049
2,822	Total Personal Products						1,733,080
	Pharmaceuticals – 5.2% (3.3% of Total Investments)
1,654	Concordia Healthcare Corp, Exit Term Loan	6.500%	1-Month LIBOR	5.500%	9/06/24	B-	1,618,106
322	Elanco Animal Health, Term Loan B	1.899%	1-Month LIBOR	1.750%	8/01/27	Baa3	315,767
1,335	Endo Health Solutions, Inc., Term Loan B	5.000%	3-Month LIBOR	4.250%	4/29/24	B+	1,272,372
626	Mallinckrodt International Finance S.A., Term Loan B, First Lien, (5)	5.500%	3-Month LIBOR	4.750%	9/24/24	D	579,623

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Pharmaceuticals (continued)
$374	Mallinckrodt International Finance S.A., Term Loan, First Lien, (5)	5.750%	3-Month LIBOR	5.000%	2/24/25	D	$346,074
500	Milano, Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	B+	492,917
895	Valeant Pharmaceuticals International, Inc., Term Loan B	2.899%	1-Month LIBOR	2.750%	11/27/25	BB	876,263
1,921	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	3.149%	1-Month LIBOR	3.000%	6/02/25	BB	1,879,149
7,627	Total Pharmaceuticals						7,380,271
	Professional Services – 1.5% (0.9% of Total Investments)
971	Ceridian HCM Holding, Inc., Term Loan B	2.594%	1-Week LIBOR	2.500%	4/30/25	B+	941,342
322	Creative Artists Agency, LLC, Term Loan B	3.898%	1-Month LIBOR	3.750%	11/26/26	B	310,518
30	Dun & Bradstreet Corp.,Term Loan, First Lien	3.906%	1-Month LIBOR	3.750%	2/08/26	BB+	29,452
821	Nielsen Finance LLC, Term Loan B4	2.147%	1-Month LIBOR	2.000%	10/04/23	BBB-	803,781
2,144	Total Professional Services						2,085,093
	Real Estate Management & Development – 1.6% (1.0% of Total Investments)
1,345	GGP, Initial Term Loan A2	3.148%	1-Month LIBOR	3.000%	8/24/23	BB+	1,188,899
1,000	TNT Crane and Rigging, Inc., Exit Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,025,000
2,345	Total Real Estate Management & Development						2,213,899
	Road & Rail – 3.1% (2.0% of Total Investments)
373	Avolon LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	360,225
731	Ceva Group PLC, Term Loan B	5.220%	3-Month LIBOR	5.000%	8/03/25	B+	692,202
995	Genesee & Wyoming Inc., Term Loan, First Lien	2.220%	3-Month LIBOR	2.000%	12/30/26	BB+	975,543
430	Hertz Corporation, Term Loan, (WI/DD), (5)	TBD	TBD	TBD	TBD	N/R	399,900
463	Hertz Corporation, Term Loan B1, (WI/DD), (5)	TBD	TBD	TBD	TBD	N/R	434,054
646	Hertz Corporation, The DIP Term Loan	7.463%	3-Month LIBOR	7.250%	12/31/20	N/R	645,860
884	Quality Distribution, Incremental Term Loan, First Lien	6.500%	3-Month LIBOR	5.500%	8/18/22	B-	855,800
29	Savage Enterprises LLC, Term Loan B	3.150%	1-Month LIBOR	3.000%	8/01/25	BB	28,208
4,551	Total Road & Rail						4,391,792
	Semiconductors & Semiconductor Equipment – 1.2% (0.8% of Total Investments)
440	Cabot Microelectronics, Term Loan B1	2.188%	1-Month LIBOR	2.000%	11/15/25	N/R	435,211
1,049	Lumileds, Term Loan B, (DD1)	4.500%	6-Month LIBOR	3.500%	6/30/24	CCC	497,039
136	Microchip Technology, Inc., Term Loan B	2.150%	1-Month LIBOR	2.000%	5/29/25	Baa3	135,047
706	ON Semiconductor Corporation, New Replacement Term Loan B4	2.148%	1-Month LIBOR	2.000%	9/19/26	BB+	692,394
2,331	Total Semiconductors & Semiconductor Equipment						1,759,691

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software – 10.8% (6.8% of Total Investments)
$445	Autodata Solutions, Term Loan, First Lien	3.645%	1-Month LIBOR	3.500%	5/30/26	BB-	$433,329
841	Blackboard, Inc., Term Loan B5, First Lien	7.000%	3-Month LIBOR	6.000%	6/30/24	B	815,994
993	DiscoverOrg LLC, Term Loan B	3.898%	1-Month LIBOR	3.750%	2/01/26	B+	979,686
180	Globallogic Holdings, Inc., Incremental Term Loan B2	4.500%	1-Month LIBOR	3.750%	9/14/27	B	176,850
118	Greenway Health, Term Loan, First Lien	4.750%	3-Month LIBOR	3.750%	2/16/24	B-	105,815
1,250	Infoblox, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B-	1,232,188
1,170	Informatica LLC, Term Loan, First Lien	3.398%	1-Month LIBOR	3.250%	2/14/27	B1	1,133,751
840	McAfee LLC, Term Loan B	3.895%	1-Month LIBOR	3.750%	9/29/24	BB	833,340
404	Micro Focus International PLC, New Term Loan	2.648%	1-Month LIBOR	2.500%	6/21/24	BB-	382,426
2,726	Micro Focus International PLC, Term Loan B	2.648%	1-Month LIBOR	2.500%	6/21/24	BB	2,582,618
455	Micro Focus International PLC, Term Loan B4	5.250%	3-Month LIBOR	4.250%	6/05/25	BB	453,807
616	Misys, New Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	6/13/24	BB-	583,225
124	Mitchell International, Inc., Initial Term Loan, First Lien	3.398%	1-Month LIBOR	3.250%	11/29/24	B2	119,018
133	Mitchell International, Inc., Initial Term Loan, Second Lien	7.398%	1-Month LIBOR	7.250%	11/30/25	CCC	127,667
446	Perforce Software Inc., Term Loan, First Lien	3.898%	1-Month LIBOR	3.750%	7/01/26	B-	435,246
70	Skillsoft, First-Out Rolled Up Exit Term Loan	8.500%	3-Month LIBOR	7.500%	4/28/21	N/R	70,371
434	Skillsoft, Takeback Second-Out Term Loan	8.500%	3-Month LIBOR	7.500%	4/27/25	B-	431,171
72	Skillsoft, Takeback Second-Out Term Loan	8.500%	3-Month LIBOR	7.500%	12/27/24	B+	72,029
733	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B3	1.898%	1-Month LIBOR	1.750%	4/16/25	BB+	714,323
515	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B4	1.898%	1-Month LIBOR	1.750%	4/16/25	BB+	501,862
980	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B5	1.898%	1-Month LIBOR	1.750%	4/16/25	BB+	954,359
258	Thomson Reuters IP & S, Term Loan B	3.148%	1-Month LIBOR	3.000%	10/31/26	B	251,813
446	TIBCO Software, Inc., Term Loan, First Lien	3.900%	1-Month LIBOR	3.750%	7/03/26	B+	433,652
717	Ultimate Software, Incremental Term Loan	4.750%	3-Month LIBOR	4.000%	5/03/26	B1	714,560
495	Ultimate Software, Term Loan, First Lien	3.895%	1-Month LIBOR	3.750%	5/03/26	B1	487,506
247	Xperi Holding Corp, Term Loan B	4.148%	1-Month LIBOR	4.000%	6/01/25	BB-	239,366
15,708	Total Software						15,265,972
	Specialty Retail – 2.6% (1.6% of Total Investments)
500	Academy, LTD., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	495,000
464	Petco Animal Supplies, Inc., Term Loan B1	4.250%	3-Month LIBOR	3.250%	1/26/23	B3	433,174

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Specialty Retail (continued)
$905	Petsmart Inc., Term Loan B	4.000%	3-Month LIBOR	3.000%	3/11/22	B	$902,754
1,621	Petsmart Inc., Term Loan B, First Lien	4.500%	3-Month LIBOR	3.500%	3/11/22	B	1,607,378
204	Staples, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	188,531
3,694	Total Specialty Retail						3,626,837
	Technology Hardware, Storage & Peripherals – 3.7% (2.3% of Total Investments)
750	Ahead, Term Loan B	6.000%	3-Month LIBOR	5.000%	10/16/27	B1	721,249
298	BMC Software, Inc., Term Loan B	4.398%	1-Month LIBOR	4.250%	10/02/25	B2	290,695
676	Conduent, Inc., Term Loan A	1.898%	1-Month LIBOR	1.750%	12/07/22	BB-	646,460
1,484	Dell International LLC, Refinancing Term Loan B1	2.750%	1-Month LIBOR	2.000%	9/19/25	Baa3	1,470,873
396	NCR Corporation, Term Loan B	2.650%	1-Month LIBOR	2.500%	8/28/26	BB+	384,781
265	Tech Data Corporation, Asset Based Term Loan	3.652%	1-Month LIBOR	3.500%	7/01/25	BBB-	265,265
852	Tempo Acquisition, LLC, Extended Term Loan B	3.750%	1-Month LIBOR	3.250%	10/31/26	B1	825,999
595	Western Digital, Term Loan B	1.898%	1-Month LIBOR	1.750%	4/29/23	BBB-	591,633
5,316	Total Technology Hardware, Storage & Peripherals						5,196,955
	Trading Companies & Distributors – 0.4% (0.3% of Total Investments)
197	Hayward Industries, Inc., Initial Term Loan, First Lien	3.648%	1-Month LIBOR	3.500%	8/04/24	B	192,372
387	Univar, Inc., Term Loan B	2.398%	1-Month LIBOR	2.250%	7/01/24	BB+	379,582
584	Total Trading Companies & Distributors						571,954
	Transportation Infrastructure – 0.3% (0.2% of Total Investments)
491	Atlantic Aviation FBO Inc., Term Loan	3.900%	1-Month LIBOR	3.750%	12/06/25	BB-	481,835
	Wireless Telecommunication Services – 0.2% (0.1% of Total Investments)
495	Windstream Corporation, Term Loan, (5)	5.087%	Prime	3.000%	4/24/21	N/R	302,774
$213,470	Total Variable Rate Senior Loan Interests (cost $207,625,432)						192,487,882

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 15.6% (9.8% of Total Investments)
	Aerospace & Defense – 0.6% (0.4% of Total Investments)
$510	Bombardier Inc, 144A	5.750%	3/15/22	B	$484,500
350	Bombardier Inc, 144A	6.000%	10/15/22	B	317,625
860	Total Aerospace & Defense				802,125
	Auto Components – 0.9% (0.6% of Total Investments)
730	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	698,887
530	Adient US LLC, 144A	9.000%	4/15/25	Ba3	582,841
1,260	Total Auto Components				1,281,728

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Chemicals – 0.2% (0.1% of Total Investments)
$230	Olin Corp, 144A	9.500%	6/01/25	BB-	$272,003
	Communications Equipment – 1.6% (1.0% of Total Investments)
2,309	Intelsat Jackson Holdings SA, (5)	5.500%	8/01/23	N/R	1,353,651
1,460	Intelsat Jackson Holdings SA, 144A, (5)	9.750%	7/15/25	N/R	912,500
3,769	Total Communications Equipment				2,266,151
	Diversified Financial Services – 0.4% (0.2% of Total Investments)
560	PetSmart Inc, 144A	7.125%	3/15/23	CCC+	553,000
	Diversified Telecommunication Services – 0.7% (0.5% of Total Investments)
375	Avaya Inc, 144A	6.125%	9/15/28	BB-	384,844
415	Consolidated Communications Inc	6.500%	10/01/22	CCC+	415,000
220	Windstream Escrow LLC / Windstream Escrow Finance Corp, 144A	7.750%	8/15/28	B	212,575
1,010	Total Diversified Telecommunication Services				1,012,419
	Electric Utilities – 4.2% (2.7% of Total Investments)
1,175	Bruce Mansfield Unit 1 2007 Pass-Through Trust, (5)	6.850%	6/01/34	N/R	1,469
280	Pacific Gas and Electric Co	3.850%	11/15/23	BBB-	294,621
178	Pacific Gas and Electric Co	3.450%	7/01/25	BBB-	184,866
1,335	Pacific Gas and Electric Co	3.150%	1/01/26	BBB-	1,363,556
935	Pacific Gas and Electric Co	3.300%	12/01/27	BBB-	945,101
178	Pacific Gas and Electric Co	3.750%	7/01/28	BBB-	182,394
203	Pacific Gas and Electric Co	4.550%	7/01/30	BBB-	217,300
1,335	Pacific Gas and Electric Co	4.500%	7/01/40	BBB-	1,371,941
915	Pacific Gas and Electric Co	4.750%	2/15/44	BBB-	943,846
300	Pacific Gas and Electric Co	4.250%	3/15/46	BBB-	291,517
207	Pacific Gas and Electric Co	4.950%	7/01/50	BBB-	218,207
7,041	Total Electric Utilities				6,014,818
	Energy Equipment & Services – 0.4% (0.2% of Total Investments)
280	Bausch Health Cos Inc, 144A	6.125%	4/15/25	B	287,840
645	Nabors Industries Ltd, 144A	7.250%	1/15/26	B2	251,550
925	Total Energy Equipment & Services				539,390
	Entertainment – 0.2% (0.1% of Total Investments)
500	AMC Entertainment Holdings Inc, 144A	10.500%	4/15/25	CCC	268,750
	Equity Real Estate Investment Trust – 0.8% (0.5% of Total Investments)
1,035	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	BB+	1,097,100
	Gas Utilities – 0.8% (0.5% of Total Investments)
1,050	Ferrellgas LP / Ferrellgas Finance Corp, 144A	10.000%	4/15/25	B3	1,145,812

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Health Care Providers & Services – 0.5% (0.3% of Total Investments)
$50	HCA Inc	5.375%	2/01/25	Ba2	$55,366
125	Tenet Healthcare Corp	4.625%	7/15/24	BB-	127,113
485	Tenet Healthcare Corp, 144A	6.250%	2/01/27	B1	503,578
660	Total Health Care Providers & Services				686,057
	Hotels, Restaurants & Leisure – 0.2% (0.1% of Total Investments)
96	1011778 BC ULC / New Red Finance Inc, 144A	5.000%	10/15/25	B+	98,410
160	Carnival Corp, 144A	11.500%	4/01/23	BB+	176,800
256	Total Hotels, Restaurants & Leisure				275,210
	IT Services – 0.2% (0.1% of Total Investments)
280	Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho, 144A	10.000%	11/30/24	CCC+	295,456
	Media – 2.0% (1.3% of Total Investments)
1,033	AMC Entertainment Holdings Inc, 144A, (cash 10.000%, PIK 12.000%)	12.000%	6/15/26	C	56,815
910	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB-	882,700
1	iHeartCommunications Inc	6.375%	5/01/26	B+	883
396	iHeartCommunications Inc	8.375%	5/01/27	CCC+	386,082
1,075	iHeartCommunications Inc, 144A	5.250%	8/15/27	B+	1,061,089
165	Intelsat Luxembourg SA, (5)	8.125%	6/01/23	N/R	5,363
415	Univision Communications Inc, 144A	9.500%	5/01/25	B	449,237
3,995	Total Media				2,842,169
	Oil, Gas & Consumable Fuels – 1.3% (0.8% of Total Investments)
125	Ascent Resources Utica Holdings LLC / ARU Finance Corp, 144A	10.000%	4/01/22	B	125,000
1,150	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	966,000
150	CITGO Petroleum Corp, 144A	6.250%	8/15/22	BB	140,625
385	CITGO Petroleum Corp, 144A	7.000%	6/15/25	BB	357,087
210	MEG Energy Corp, 144A	7.000%	3/31/24	B+	199,500
2,020	Total Oil, Gas & Consumable Fuels				1,788,212
	Pharmaceuticals – 0.5% (0.3% of Total Investments)
310	Advanz Pharma Corp Ltd	8.000%	9/06/24	B-	303,800
181	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	9.500%	7/31/27	CCC+	194,161
228	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	6/30/28	CCC+	176,130
90	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B+	95,400
809	Total Pharmaceuticals				769,491
	Specialty Retail – 0.1% (0.1% of Total Investments)
165	PetSmart Inc, 144A	8.875%	6/01/25	CCC+	165,825

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Wireless Telecommunication Services – 0.0% (0.0% of Total Investments)
$330	Intelsat Connect Finance SA, 144A, (5)	9.500%	2/15/23	N/R	$89,100
$26,755	Total Corporate Bonds (cost $25,535,223)				22,164,816

Shares	Description (1)	Value
	COMMON STOCKS – 2.3% (1.4% of Total Investments)
	Diversified Consumer Services – 0.0% (0.0% of Total Investments)
9,343	Cengage Learning Holdings II Inc, (8), (9)	$46,248
	Electric Utilities – 0.4% (0.2% of Total Investments)
25,367	Energy Harbor Corp, (8), (9), (10)	507,340
	Energy Equipment & Services – 0.0% (0.0% of Total Investments)
28,730	Transocean Ltd	19,263
3,779	Vantage Drilling International, (8), (9)	6,300
	Total Energy Equipment & Services	25,563
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
12,290	Millennium Health LLC, (7), (9)	13,642
11,533	Millennium Health LLC, (7), (9)	11,648
	Total Health Care Providers & Services	25,290
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
1,905	Catalina Marketing Corp, (8), (9)	238
	Marine – 0.0% (0.0% of Total Investments)
430	ACBL HLDG CORP, (8), (9)	16,125
	Media – 1.0% (0.7% of Total Investments)
272,893	Clear Channel Outdoor Holdings Inc, (9)	243,966
20,868	Cumulus Media Inc, (9)	105,592
135,343	iHeartMedia Inc, (9)	1,112,520
	Total Media	1,462,078
	Oil, Gas & Consumable Fuels – 0.1% (0.1% of Total Investments)
8,561	Whiting Petroleum Corp, (9)	124,991
	Pharmaceuticals – 0.0% (0.0% of Total Investments)
2,753	Advanz Pharma Corp Ltd, (9)	13,407
	Software – 0.7% (0.4% of Total Investments)
10,700	Avaya Holdings Corp, (9)	184,040
4,065	SkillSoft Corp, (8), (9)	691,050
265	SkillSoft Corp, (8), (9)	60,950
389	SkillSoft Corp, (7), (9)	—

Shares	Description (1)	Value
	Software (continued)
779	SkillSoft Corp, (7), (9)	$1
	Total Software	936,041
	Wireless Telecommunication Services – 0.1% (0.0% of Total Investments)
5,845	Windstream Services LLC, (9)	56,769
	Total Common Stocks (cost $8,451,439)	3,214,090

Shares	Description (1)	Value
	WARRANTS – 0.1% (0.1% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
8,503	Avaya Holdings Corp, (8)	$11,224
	Marine – 0.1% (0.1% of Total Investments)
452	ACBL HLDG CORP, (8)	16,950
1,682	ACBL HLDG CORP, (8)	44,573
1,279	ACBL HLDG CORP, (8)	41,567
3,413	Total Marine	103,090
	Total Warrants (cost $660,566)	114,314

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.1% (0.0% of Total Investments)
	Marine – 0.1%
1,600	ACBL HLDG CORP, (8)	0.000%	N/R	$42,400
1,821	ACBL HLDG CORP, (8)	0.000%	N/R	59,183
	Total Marine			101,583
	Total Convertible Preferred Securities (cost $97,141)			101,583

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)
7,268	Fieldwood Energy Inc, (8), (9)	$72
1,468	Fieldwood Energy Inc, (8), (9)	15
	Total Common Stock Rights (cost $207,458)	87
	Total Long-Term Investments (cost $242,577,259)	218,082,772

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 5.1% (3.2% of Total Investments)
	INVESTMENT COMPANIES – 5.1% (3.2% of Total Investments)
7,178,647	BlackRock Liquidity Funds T-Fund, (11)	0.000% (12)	$7,178,647
	Total Short-Term Investments (cost $7,178,647)		7,178,647
	Total Investments (cost $249,755,906) – 159.2%		225,261,419
	Borrowings – (7.1)% (13), (14)		(10,000,000)
	Taxable Fund Preferred Shares, net of deferred offering costs – (49.2)% (15)		(69,666,923)
	Other Assets Less Liabilities – (2.9)%		(4,068,758)
	Net Assets Applicable to Common Shares – 100%		$141,525,738
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$191,342,833	$1,145,049	$192,487,882
Corporate Bonds	—	22,164,816	—	22,164,816
Common Stocks	1,860,548	1,328,251	25,291	3,214,090
Warrants	—	114,314	—	114,314
Convertible Preferred Securities	—	101,583	—	101,583
Common Stock Rights	—	87	—	87
Short-Term Investments:
Investment Companies	7,178,647	—	—	7,178,647
Total	$9,039,195	$215,051,884	$1,170,340	$225,261,419

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(10)	Common Stock received as part of the bankruptcy settlements for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(11)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(12)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(13)	Borrowings as a percentage of Total Investments is 4.4%.
(14)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(15)	Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 30.9%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.